WELLS FARGO VARIABLE TRUST

Equity Value Fund

Single Class

Supplement dated January 25, 2005

to the Prospectus dated May 1, 2004

This supplement contains important information about matters recently approved by shareholders of the Equity Value Fund (the “Fund”) of Wells Fargo Variable Trust (the “Trust”). The resulting changes to the Fund’s prospectus are described below.

At the Special Meeting of shareholders of the Equity Value Fund of the Trust on January 14, 2005, shareholders of the Fund approved an investment sub-advisory agreement with Cooke & Bieler, L.P. This sub-advisory agreement is expected to take effect on or about February 1, 2005. In addition, effective on or about April 11, 2005, the Equity Value Fund will be renamed the “C&B Large Cap Value Fund.” As a result, the prospectus for the Fund is supplemented as follows:

•	The Fund description on page 12 is replaced with the following:

C&B Large Cap Value Fund

Portfolio Manager: A team of investment professionals of the investment sub-adviser, Cooke & Bieler, L.P.

Investment Objective

The C&B Large Cap Value Fund seeks maximum long-term total return, consistent with minimizing risk to principal.

Investment Strategies

We invest principally in large-capitalization securities, which we define as securities of companies with market capitalizations of $1 billion or more. We seek total return by targeting companies that we believe are undervalued, possess strong financial positions and have a consistency and predictability in their earnings growth.

We select securities for the portfolio based on an analysis of a company’s financial characteristics, an assessment of the quality of a company’s management and the implementation of a valuation discipline. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company’s top management, customers and suppliers. We regularly review the investments of the portfolio and sell a portfolio holding when it has achieved its valuation targets, a change in the underlying company’s outlook has occurred or more attractive investment alternatives are available.

We hold a smaller number of securities in the portfolio, usually 30 to 50 companies. This strategy enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. We believe our assessment of business quality and emphasis on valuation will protect the portfolio’s assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.

Permitted Investments

Under normal circumstances, we invest at least 80% of the Fund’s assets in large-capitalization securities, which define as securities of companies with market capitalizations of $1 billion or more.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” risks described under “Common Risks for the Funds” on page 6 .

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 14. These considerations are all important to your investment choice.

•	The information regarding Wells Capital Management Incorporated in “The Sub-Advisers” section is deleted and replaced with the following:

Cooke & Bieler, L.P. (“Cooke & Bieler”) is a limited partnership located at 1700 Market Street, Philadelphia, PA 19103. Cooke & Bieler is a registered investment adviser that has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951. Cooke & Bieler is the investment sub-adviser for the Equity Value Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund. As of December 31, 2004, Cooke& Bieler managed over $5.4 billion in assets.

•	In addition, the “Portfolio Managers” section of the Fund’s prospectus is supplemented as follows:

A team of investment professionals of Cooke & Bieler manages the Fund. Accordingly, Gary Dunn and David Roberts no longer co-manage the Equity Value Fund and their biographies are deleted.

WELLS FARGO VARIABLE TRUST

Equity Value Fund

Growth Fund

International Equity Fund

Single Class

Supplement dated January 25, 2005

to the Prospectus dated May 1, 2004

This supplement contains important information about matters recently approved by shareholders of the Equity Value Fund, Growth Fund and International Equity Fund (individually, the “Fund” and collectively, the “Funds”) of Wells Fargo Variable Trust (the “Trust”). The resulting changes to the Funds’ prospectus are described below.

At the Special Meeting of shareholders of the Equity Value, Growth, and International Equity Funds of the Trust on January 14, 2005, shareholders of the Equity Value Fund approved an investment sub-advisory agreement with Cooke & Bieler, L.P., shareholders of the Growth Fund approved an investment sub-advisory agreement with Matrix Asset Advisors, Inc., and shareholders of the International Equity Fund approved a definitive investment sub-advisory agreement with New Star Institutional Managers Limited. (Note: Since September 2004, New Star Institutional Managers Limited has been serving as the sub-adviser to the International Equity Fund under an interim sub-advisory agreement approved by the Board of Trustees.) These sub-advisory agreements are expected to take effect on or about February 1, 2005.

In addition, effective on or about April 11, 2005, the Equity Value Fund will be renamed the “C&B Large Cap Value Fund,” the Growth Fund will be renamed the “Large Company Core Fund,” and the International Equity Fund will be renamed the “International Core Fund.”

As a result, the prospectus for the Funds is supplemented as follows:

•	The Fund description for the Equity Value Fund on page 29 is replaced with the following:

C&B Large Cap Value Fund

Portfolio Manager: A team of investment professionals of the investment sub-adviser, Cooke & Bieler, L.P.

Investment Objective

The C&B Large Cap Value Fund seeks maximum long-term total return, consistent with minimizing risk to principal.

Investment Strategies

We invest principally in large-capitalization securities, which we define as securities of companies with market capitalizations of $1 billion or more. We seek total return by targeting companies that we believe are undervalued, possess strong financial positions and have a consistency and predictability in their earnings growth.

We select securities for the portfolio based on an analysis of a company’s financial characteristics, an assessment of the quality of a company’s management and the implementation of a valuation discipline. In selecting a company, we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company’s top management, customers and suppliers. We regularly review the investments of the portfolio and sell a portfolio holding when it has achieved its valuation targets, a change in the underlying company’s outlook has occurred or more attractive investment alternatives are available.

We hold a smaller number of securities in the portfolio, usually 30 to 50 companies. This strategy enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market. We believe our assessment of business quality and emphasis on valuation will protect the portfolio’s assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.

Permitted Investments

Under normal circumstances, we invest at least 80% of the Fund’s assets in large-capitalization securities, which define as securities of companies with market capitalizations of $1 billion or more.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” risks described under “Common Risks for the Funds” on page 6 .

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 40. These considerations are all important to your investment choice.

•	The Fund description for the Growth Fund on page 31 is replaced with the following:

Large Company Core Fund

Portfolio Manager: David A. Katz, CFA

Investment Objective

The Large Company Core Fund seeks total return comprised of long-term capital appreciation and current income.

Investment Strategies

We invest principally in large-capitalization companies, which are defined as those with a market capitalization of $3 billion or more. We select companies that we believe are financially strong and meet specific valuation criteria. We evaluate a company’s financial position as measured by balance sheet data, and a company’s stock market valuation in comparison to investment value, as measured by historic and current earnings, dividends, return on policy and book value.

Permitted Investments

Under normal circumstances, we invest:

•	At least 80% of the Fund’s assets in securities of large-capitalization companies; and

Up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” and “Foreign Investments” risks described under “Common Risks for the Funds” on page 6.

You should consider these risks along with the “Additional Strategies and General Investment Risks’ section beginning on page 40. These considerations are all important to your investment choice.

•	The Fund description for the International Equity Fund on page 33 is replaced with the following:

International Core Fund

Portfolio Manager: Mark Beale; Richard Lewis

Investment Objective

The International Core Fund seeks long-term capital appreciation.

Investment Strategies

We seek capital appreciation by investing principally in equity securities of non-U.S. securities. We focus on companies with strong growth potential and that offer good relative values. These companies typically have distinct competitive advantages, high or improving returns on invested capital, and a potential for positive earnings surprises. We invest primarily in developed countries, but may invest in emerging markets.

Permitted Investments

Under normal circumstances, we invest:

•	At least 80% of the Fund’s assets in equity securities; and

•	At least 80% of total assets in non-U.S. securities.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities”, “Foreign Investments” and “Small Company Securities” risks described under “Common Risks for the Funds” on page 6.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 40. These considerations are all important to your investment choice.

•	The first sentence of “The Sub-Advisers” sections is replaced with the following:

Wells Capital Management Incorporated (“Wells Capital Management”), located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Asset Allocation, Equity Income, Money Market, Small Cap Growth and Total Return Bond Funds. In this capacity it is responsible for the day-to-day investment management activities of the Funds.

•	“The Sub-Advisers” section is supplemented with the following:

Cooke & Bieler, L.P. (“Cooke & Bieler”) is a limited partnership located at 1700 Market Street, Philadelphia, PA 19103. Cooke & Bieler is a registered investment adviser that has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951. Cooke & Bieler is the investment sub-adviser for the Equity Value Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund. As of December 31, 2004, Cooke& Bieler managed over $5.4 billion in assets.

Matrix Asset Advisors, Inc. (“Matrix”), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Growth Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund. Matrix is a registered investment adviser that provides investment advisory services to Matrix Advisors Value Fund, individuals, endowments, and pension accounts. As of December 31, 2004, Matrix managed $1.5 billion in assets.

New Star Institutional Managers Limited (“New Star”), located at 1 Knightsbridge Green, London, SW1X 7NE, England, is a London-based U.S. registered investment adviser. New Star provides investment advisory services to foreign- and U.S.-based corporate, endowment and foundation clients. New Star is the investment sub-adviser for the International Equity Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund. As of December 31, 2004, New Star managed over $8.3 billion in assets.

•	In addition, the “Portfolio Managers” section of the Funds’ prospectus is supplemented as follows:

A team of investment professionals of Cooke & Bieler manages the Equity Value Fund. Accordingly, Gary Dunn no longer co-manages the Equity Value Fund and the first sentence of his biography on page 51 is replaced with the following:

Gary J. Dunn, CFA, Mr. Dunn co-manages the Equity Income Fund and co-managed the predecessor portfolio since 1994.

A team of investment professionals of Cooke & Bieler manages the Equity Value Fund. Accordingly, David Roberts no longer co-manages the Equity Value Fund and the first sentence of his biography on page 52 is replaced with the following:

David L. Roberts, CFA, co-manages the Equity Income Fund and co-managed the predecessor portfolio since 1994.

Stephen M. Kensinger and Deborah Meacock no longer manage the Growth Fund, and Josephine Jiménez and Sabrina Yih no longer manage the International Equity Fund and their biographies are deleted. The “Portfolio Managers” section prospectus is supplemented with the following biographies:

Mark Beale, Mr. Beale joined New Star in 1982 and is the lead portfolio manager for New Star’s international equity product. He has 22 years of investment experience. He is a member of the Investment Policy and Currency Group, and is responsible for New Star’s research and stock selection within the U.S. market. He holds a B.A. in Economic History from the University of Sussex, England.

David A. Katz, CFA, Mr. Katz is the President and Chief Investment Officer of Matrix. Mr. Katz is also a research analyst and portfolio manager for Matrix Asset Advisors. He co-managed the Matrix Advisors Value Fund from 1996 to 1998. Mr. Katz became the sole portfolio manager in 1998 and has worked in this position until the present. After initially working at Management Assert Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990 he merged Value Matrix Management into Matrix Asset Advisors. Mr. Katz chairs the Investment Policy Committee and is a portfolio manager/analyst. He earned his B.A. in economics, summa cum laude, from Union College and his M.B.A., with a concentration in finance, from New York University Graduate School of Business.

Richard Lewis, Mr. Lewis joined New Star in 1989. He has 20 years of investment experience. He is a member of the Investment Policy and Currency Group, and is responsible for New Star’s European equity group. Prior to joining the firm, Mr. Lewis was with Capel-Cure Myers Capital management Ltd. in London where he was an equity investment manager and strategist. He holds a B.Sc. in Economics and Statistics from Bristol University, England.

WELLS FARGO VARIABLE TRUST

Growth Fund

Single Class

Supplement dated January 25, 2005

to the Prospectus dated May 1, 2004

This supplement contains important information about matters recently approved by shareholders of the Growth Fund (the “Fund”) of Wells Fargo Variable Trust (the “Trust”). The resulting changes to the Fund’s prospectus are described below.

At the Special Meeting of shareholders of the Growth Fund of the Trust on January 14, 2005, shareholders of the Fund approved an investment sub-advisory agreement with Matrix Asset Advisors, Inc. The sub-advisory agreement is expected to take effect on or about February 1, 2005. In addition, effective on or about April 11, 2005, the Growth Fund will be renamed the “Large Company Core Fund.” As a result, the prospectus for the Fund is supplemented as follows:

•	The Fund description on page 12 is replaced with the following:

Large Company Core Fund

Portfolio Manager: David A. Katz, CFA

Investment Objective

The Large Company Core Fund seeks total return comprised of long-term capital appreciation and current income.

Investment Strategies

We invest principally in large-capitalization companies, which are defined as those with a market capitalization of $3 billion or more. We select companies that we believe are financially strong and meet specific valuation criteria. We evaluate a company’s financial position as measured by balance sheet data, and a company’s stock market valuation in comparison to investment value, as measured by historic and current earnings, dividends, return on policy and book value.

Permitted Investments

Under normal circumstances, we invest:

•	At least 80% of the Fund’s assets in securities of large-capitalization companies; and

•	Up to 25% of total assets in foreign securities through ADRs and similar investments.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities” and “Foreign Investments” risks described under “Common Risks for the Funds” on page 6.

You should consider these risks along with the “Additional Strategies and General Investment Risks’ section beginning on page 14. These considerations are all important to your investment choice.

•	The information regarding Wells Capital Management Incorporated in “The Sub-Advisers” section is deleted and replaced with the following:

Matrix Asset Advisors, Inc. (“Matrix”), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Growth Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund. Matrix is a registered investment adviser that provides investment advisory services to Matrix Advisors Value Fund, individuals, endowments, and pension accounts. As of December 31, 2004, Matrix managed $1.5 billion in assets.

•	In addition, the “Portfolio Managers” section of the Fund’s prospectus is supplemented as follows:

Stephen M. Kensinger and Deborah Meacock no longer manage the Growth Fund and their biographies are deleted. The “Portfolio Managers” section prospectus is supplemented with the following biography:

David A. Katz, CFA, Mr. Katz is the President and Chief Investment Officer of Matrix. Mr. Katz is also a research analyst and portfolio manager for Matrix Asset Advisors. He co-managed the Matrix Advisors Value Fund from 1996 to 1998. Mr. Katz became the sole portfolio manager in 1998 and has worked in this position until the present. After initially working at Management Assert Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990 he merged Value Matrix Management into Matrix Asset Advisors. Mr. Katz chairs the Investment Policy Committee and is a portfolio manager/analyst. He earned his B.A. in economics, summa cum laude, from Union College and his M.B.A., with a concentration in finance, from New York University Graduate School of Business.

WELLS FARGO VARIABLE TRUST

International Equity Fund

Single Class

Supplement dated January 25, 2005

to the Prospectus dated May 1, 2004

This supplement contains important information about matters recently approved by shareholders of the International Equity Fund (the “Fund”) of Wells Fargo Variable Trust (the “Trust”). The resulting changes to the Fund’s prospectus are described below.

At the Special Meeting of shareholders of the International Equity Fund of the Trust on January 14, 2005, shareholders of the Fund approved a definitive sub-advisory agreement with New Star Institutional Managers Limited. (Note: Since September 2004, New Star Institutional Managers Limited has been serving as the sub-adviser to the Fund under an interim sub-advisory agreement approved by the Board of Trustees.) The definitive sub-advisory agreement is expected to take effect on or about February 1, 2005. In addition, effective on or about April 11, 2005, the International Equity Fund will be renamed the “International Core Fund.” As a result, the prospectus for the Fund is supplemented as follows:

•	The Fund description on page 13 is replaced with the following:

International Core Fund

Portfolio Manager: Mark Beale; Richard Lewis

Investment Objective

The International Core Fund seeks long-term capital appreciation.

Investment Strategies

We seek capital appreciation by investing principally in equity securities of non-U.S. securities. We focus on companies with strong growth potential and that offer good relative values. These companies typically have distinct competitive advantages, high or improving returns on invested capital, and a potential for positive earnings surprises. We invest primarily in developed countries, but may invest in emerging markets.

Permitted Investments

Under normal circumstances, we invest:

•	At least 80% of the Fund’s assets in equity securities; and

•	At least 80% of total assets in non-U.S. securities.

Important Risk Factors

The Fund is primarily subject to the “Equity Securities”, “Foreign Investments” and “Small Company Securities” risks described under “Common Risks for the Funds” on page 6.

You should consider these risks along with the “Additional Strategies and General Investment Risks” section beginning on page 14. These considerations are all important to your investment choice.

•	The information regarding Wells Capital Management Incorporated in “The Sub-Advisers” section is deleted and replaced with the following:

New Star Institutional Managers Limited (“New Star”), located at 1 Knightsbridge Green, London, SW1X 7NE, England, is a London-based U.S. registered investment adviser. New Star provides investment advisory services to foreign- and U.S.-based corporate, endowment and foundation clients. New Star is the investment sub-adviser for the International Equity Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund. As of December 31, 2004, New Star managed over $8.3 billion in assets.

•	In addition, the “Portfolio Managers” section of the Fund’s prospectus is supplemented as follows:

Josephine Jiménez and Sabrina Yih no longer manage the International Equity Fund and their biographies are deleted. The “Portfolio Managers” section prospectus is supplemented with the following biographies:

Mark Beale, Mr. Beale joined New Star in 1982 and is the lead portfolio manager for New Star’s international equity product. He has 22 years of investment experience. He is a member of the Investment Policy and Currency Group, and is responsible for New Star’s research and stock selection within the U.S. market. He holds a B.A. in Economic History from the University of Sussex, England.

Richard Lewis, Mr. Lewis joined New Star in 1989. He has 20 years of investment experience. He is a member of the Investment Policy and Currency Group, and is responsible for New Star’s European equity group. Prior to joining the firm, Mr. Lewis was with Capel-Cure Myers Capital management Ltd. in London where he was an equity investment manager and strategist. He holds a B.Sc. in Economics and Statistics from Bristol University, England.